Payments, by Government - 12 months ended Sep. 30, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 29,535	$ 2,485	$ 32,020
UNITED STATES | U.S. Federal Government
Total	11,741		11,741
CANADA | Government of Canada
Total	9,622		9,622
CANADA | Government of Ontario
Total	1,778	2,372	4,150
CANADA | Government of Saskatchewan
Total		$ 113	113
CANADA | Government of Quebec
Total	768		768
CANADA | Rural Municipality of Round Valley No. 410
Total	107		107
CANADA | Town of Goderich
Total	289		289
UNITED KINGDOM | Government of the United Kingdom
Total	4,741		4,741
UNITED KINGDOM | Cheshire
Total	$ 489		$ 489